NOTE 8 - CONVERTIBLE DEBENTURE/NOTES PAYABLE (Details Narrative) (USD $)	12 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended				1 Months Ended		1 Months Ended			12 Months Ended					1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 30, 2012 Convertible note issued March 21, 2012	Mar. 21, 2012 Convertible note issued March 21, 2012	Oct. 31, 2013 Convertible debenture issued on October 2, 2012	Feb. 28, 2013 Convertible debenture issued on October 2, 2012	Oct. 31, 2012 Convertible debenture issued on October 2, 2012	Dec. 31, 2013 Convertible debenture issued on October 2, 2012	Dec. 31, 2012 Convertible debenture issued on October 2, 2012	Jan. 31, 2013 Convertible debenture issued on October 2, 2012	Sep. 30, 2012 Convertible debenture issued on October 2, 2012	Mar. 30, 2013 Convertible note issued on March 2013	Mar. 05, 2013 Convertible note issued on March 2013	Oct. 31, 2013 Convertible note issued on July 2013, August 2013 and October 2013	Aug. 31, 2013 Convertible note issued on July 2013, August 2013 and October 2013	Jul. 31, 2013 Convertible note issued on July 2013, August 2013 and October 2013	Dec. 31, 2013 Convertible note issued on July 2013, August 2013 and October 2013	Dec. 31, 2012 Convertible note issued on July 2013, August 2013 and October 2013	Oct. 23, 2013 Convertible note issued on July 2013, August 2013 and October 2013	Aug. 26, 2013 Convertible note issued on July 2013, August 2013 and October 2013	Jul. 19, 2013 Convertible note issued on July 2013, August 2013 and October 2013	Oct. 31, 2013 Convertible note issued on October 2013 and December 2013	Dec. 31, 2013 Convertible note issued on October 2013 and December 2013	Dec. 31, 2012 Convertible note issued on October 2013 and December 2013	Dec. 09, 2013 Convertible note issued on October 2013 and December 2013	Sep. 30, 2013 Convertible note issued on October 2013 and December 2013	Oct. 31, 2013 Convertible note issued on October 2013	Dec. 31, 2013 Convertible note issued on October 2013	Dec. 31, 2012 Convertible note issued on October 2013	Oct. 13, 2013 Convertible note issued on October 2013	Dec. 31, 2013 Convertible note issued on December 2013 (1)	Dec. 31, 2012 Convertible note issued on December 2013 (1)	Dec. 12, 2012 Convertible note issued on December 2013 (1)	Dec. 31, 2013 Convertible note issued on December 2013 (2)	Dec. 31, 2012 Convertible note issued on December 2013 (2)	Dec. 12, 2012 Convertible note issued on December 2013 (2)
Convertible promissory note	$ 211,254			$ 250,000						$ 100,000	$ 120,000		$ 10,000						$ 42,500	$ 53,000	$ 78,500				$ 20,000	$ 35,000				$ 30,000			$ 61,500			$ 145,000
Common stock, issued	37,709,552	15,216,848		250,000							30,000
Common stock, value											75,000
Common Stock per share price	$ 0.0001	$ 0.0001		$ 1.00
Note Proceeds	400,600	188,000
Interest Expense								210,137	9,863								81,989	0					4,918	0				6,493	0		3,201	0
Interest rate					6.00%	6.00%	6.00%					8.00%		8.00%	8.00%	8.00%						12.00%	12.00%				6.00%				8.00%			8.00%
Promissory note disclosure					On October 2, 2012, the Company issued a $120,000 Convertible Promissory Note which bears interest at a rate of 6% and is convertible into the Companys common stock at the holders option, at the conversion rate of 60% of the lowest closing bid price for the twenty trading days immediately preceding the date of conversion. The Company also issued 30,000 of shares along with Note which valued at market rate for $75,000 and was charged to expenses. The Company received net $88,000 from the debenture holder and balance $32,000 were paid towards the legal expenses and due diligence fees.	On February 1, 2013, the Company issued a $100,000 Convertible Promissory Note which bears interest at a rate of 6% and is convertible into the Companys common stock at the holders option, at the conversion rate of 60% of the lowest closing bid price for the twenty trading days immediately preceding the date of conversion. The Company received net $90,000 from the debenture holder and balance $10,000 were paid towards the legal expenses.						On March 05, 2013 the Company issued a $10,000 Convertible Promissory Note against expenses incurred, which bears interest at a rate of 8%, payable on October 05, 2013 The Maker of this Note shall have option after the affected date (October 5, 2013), in its sole discretion, to convert all or part of the principal balance and accrued interest on this Note to common stock of the Maker at a 40% discount of the average three lowest trading days in the ten trading days previous to the conversion.		On October 23, 2013, the Company issued a $42,500 Convertible Promissory Note which bears interest at a rate of 8%, due on July 25, 2014 and is convertible into the Companys common stock at the holders option, at the conversion rate of 60% of the lowest three day trading price for ten trading days immediately preceding the date of conversion. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid and the note also has prepayment penalty clause.	On August 26, 2013, the Company issued a $53,000 Convertible Promissory Note which bears interest at a rate of 8%, due on May 27, 2014 and is convertible into the Companys common stock at the holders option, at the conversion rate of 60% of the lowest three day trading price for ten trading days immediately preceding the date of conversion. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid and also has prepayment penalty clause.	On July 19, 2013, the Company issued a $78,500 Convertible Promissory Note which bears interest at a rate of 8%, due on April 22, 2014 and is convertible into the Companys common stock at the holders option, at the conversion rate of 60% of the lowest three day trading price for ten trading days immediately preceding the date of conversion. Any amount of principal or interest on this Note which is not paid when due shall bear interest at the rate of twenty two percent (22%) per annum from the due date thereof until the same is paid and also has prepayment penalty clause.						On October 2, 2013, the Company issued a $35,000 Convertible Promissory Note which bears zero interest if paid on or before 90 days otherwise one time interest charge of 12%, due on October 2, 2015 and is convertible into the Companys common stock at the holders option, at the conversion rate of 60% of the average of the lowest two day trading price for twenty five trading days immediately preceding the date of conversion.	On December 9, 2013, the Company issued a $20,000 Convertible Promissory Note which bears zero interest if paid on or before 90 days otherwise one time interest charge of 12%, due on December 9, 2015 and is convertible into the Companys common stock at the holders option, at the conversion rate of 60% of the average of the lowest two day trading price for twenty five trading days immediately preceding the date of conversion.				On October 13, 2013, the Company issued a $30,000 Convertible Promissory Note which bears interest at a rate of 6%, due on October 13, 2014 and is convertible into the Companys common stock at the holders option, at the conversion rate of 60% of the lowest five prior trading days immediately preceding the date of conversion. Default rate of interest is 24% per annum. The Company received a net of $26,100 from the convertible note holder, $1,500 was paid towards the legal expenses and $2,400 toward third party fees.				On December 12, 2013, the Company issued a $61,500 Convertible Promissory Note which bears interest at a rate of 8%, due on December 12, 2014 and is convertible into the Companys common stock at the holders option, at the conversion rate of 60% of the lowest three trading price of ten prior trading days immediately preceding the date of conversion. Default rate of interest is 22% per annum. The Company received a net of $58,500 from the convertible note holder and $3,000 was paid towards the legal expenses.			On December 12, 2013 one of above note holder assigned its Note of $145,000 to another holder, which bears interest at a rate of 8%, payable on December 12, 2014 and is convertible into the Companys common stock at the holders option at 40% discount to the lowest trading price in five days prior to date of notice of conversion. Additionally in no event the floor price for the exercise can't go below $0.00004. If these notes are converted at this rate, the number of shares issued would be in excess of the authorized limit of share issuance. If the Borrower is unable to issue any shares under this provision due to the fact that there is an insufficient number of authorized and unissued shares available, the Holder promises not to force the Borrower to issue these shares or trigger an Event of Default, provided that Borrower takes immediate steps required to get the appropriate level of approval from shareholders or the board of directors, where applicable to raise the number of authorized shares to satisfy the Notice of Conversion. In the event of default the Company has to pay 150% time the sum of outstanding principal and accrued interest. The note also has prepayment penalty clause. During the year 2013, the Company issued 527,778 shares of company common stock in exchange of convertible note of $12,500.
Legal expenses and due diligence fees						10,000											6,500
Debt discount										206,062	(120,000)
Accrued interest	363,507	219,978																																7,387	8,300
Additional paid-in-capital	50,126,878	46,413,042
Non-cash, nonoperating gains	$ 43,920
Description of the convertible promissory note			During the years ended December 31, 2013 and 2012, the Company amortized $$139,252 and $98,131 current period operations as interest expense, respectively, inclusive of debt discount amortization. In the year 2012 the holder of the promissory note made payments of $200,000 directly to vendors of the Company for purchase of fuel and paid $50,000 directly to the Company. As part of the joint venture agreement the Company has agreed to pay 50% of all the profits generated by all the fuel transactions in South Africa. As of December 31, 2012 the Company has accounted and paid $48,153 to the joint venture partner. On December 12, 2013, the Note holder assigned $145,000 of its note to another note holder (as mentioned below).		In the year 2012 the initial fair value of the embedded debt derivative of $182,125 was allocated as a debt discount up to the proceeds of the note ($120,000) with the remainder($62,125) charged to current period operations as interest expense.	The initial fair value of the embedded debt derivative of $206,062 was allocated as a debt discount up to the proceeds of the note ($100,000) with the remainder ($106,062) charged to current period operations as interest expense for the year ended December 31, 2013. During the year ended December 31, 2013, the Company issued common stock for converting $142,000 of a convertible note payable by issuance of 4,081,788 shares of common stock of the Company and the balance of the convertible note of $78,000 along with accrued interest of $7,795 was paid in cash. Derivative liability as of date of conversion of $334,082 was transferred to additional paid in capital included in the value of shares issued. Excess value of shares over the converted value of note for $24,235 was charged to non-cash interest expenses. At December 31, 2013 and 2012, the Company adjusted the recorded fair value of the derivative liability to market on both notes resulting in non-cash, non-operating gains of $137,570 and $0, respectively.											The Company received a net of $135,000 from the debenture holder, $6,500 was paid towards the accrued legal expenses and due diligence fees, $7,500 toward legal and professional fees and$25,000 was paid toward accrued professional fees.						The initial fair value of the embedded debt derivative of $108,910 was allocated as a debt discount up to the proceeds of the note ($55,000) with the remainder ($53,911) charged to current period operations as non-cash interest expense for the year ended December 31, 2013. The fair value of the described embedded derivative of $112,688 at December 31, 2013 was determined using the Binomial Lattice Model. At December 31, 2013, the Company adjusted the recorded fair value of the derivative liability to market on both notes resulting in non-cash, non-operating loss of $3,778 for the year ended December 31, 2013.				The initial fair value of the embedded debt derivative of $57,750 was allocated as a debt discount up to the proceeds of the note ($30,000) with the remainder ($27,750) charged to current period operations as non-cash interest expense for the year ended December 31, 2013. The fair value of the described embedded derivative of $53,437 at December 31, 2013 was determined using the Binomial Lattice Model. At December 31, 2013, the Company adjusted the recorded fair value of the derivative liability to market on both notes resulting in non-cash, non-operating gain of $4,312 for the year ended December 31, 2013.				The initial fair value of the embedded debt derivative of $92,841 was allocated as a debt discount up to the proceeds of the note ($61,500) with the remainder ($31,341) charged to current period operations as non-cash interest expense for the year ended December 31, 2013. The fair value of the described embedded derivative of $115,353 at December 31, 2013 was determined using the Binomial Lattice Model. At December 31, 2013, the Company adjusted the recorded fair value of the derivative liability to market on both notes resulting in non-cash, non-operating loss of $22,512 for the year ended December 31, 2013.
Embedded derivative			In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the note. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital. The Company recognized and measured an aggregate of $250,000 of the proceeds, which is equal to the intrinsic value of the embedded beneficial conversion feature, to additional paid-in capital and a discount against the note. The debt discount attributed to the beneficial conversion feature is charged to current period operations as interest expense using the effective interest method over the term of the note.		The Company identified embedded derivatives related to the Convertible Promissory Note entered into on October 2, 2012.These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value of $182,125 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Model.	The Company identified embedded derivatives related to the Convertible Promissory Note entered into on February 1, 2013. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value of $206,062 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Model.						The Company analyzed the convertible debts for derivative accounting consideration under ASC 815 Derivatives and Hedging and determined that derivative accounting is not applicable. The Company further analyzed the convertible debts for a beneficial conversion feature under ASC 470-20 on the date of the notes and determined that a beneficial conversion feature exists. The Note was in default during the year ended December 31, 2013 and $5,000 was charged to interest expenses as penalty.					The Company identified embedded derivatives related to the Convertible Promissory Note entered into in July 2013, August 2013 and October 2013. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value of $395,144 of the embedded derivative. The initial fair value of the embedded debt derivative of $395,144 was allocated as a debt discount up to the proceeds of the note ($174,000) with the remainder ($221,144) charged to current period operations as non-cash interest expense for the year ended December 31, 2013. At December 31, 2013, the Company adjusted the recorded fair value of the derivative liability to market on both notes resulting in non-cash, non-operating gain of $118,075 for the year ended December 31, 2013.						The Company identified embedded derivatives related to the Convertible Promissory Note entered into in October 2013 and December 2013. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value of $108,910 of the embedded derivative.				The Company identified embedded derivatives related to the Convertible Promissory Note entered into in October 2013. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value of $57,750 of the embedded derivative.				The Company identified embedded derivatives related to the Convertible Promissory Note entered into in December 2013. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record the fair value of the derivatives as of the inception date of the Convertible Promissory Note and to adjust the fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value of $92,841 of the embedded derivative.			The Company analyzed the convertible debts for derivative accounting consideration under ASC 815 Derivatives and Hedging and determined that derivative accounting is not applicable. The Company further analyzed the convertible debts for a beneficial conversion feature under ASC 470-20 on the date of the notes and determined that a beneficial conversion feature exists. The intrinsic value of the beneficial conversion feature was determined to be $116,483 and was recorded as debt discount. During the year ended December 31, 2013, debt discount of $16,166 was amortized to interest expenses.